UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06718
BNY Mellon Investment Funds VII, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
7/31
Date of reporting period:
7/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2026
Class A – BYSAX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$66	0.65%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2026, the Fund’s Class A shares returned 3.27%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 3.05% for the same period.
What affected the Fund’s performance?
  The short-term bond market generated positive returns over the reporting period, as short-term interest rates declined amid U.S. Federal Reserve easing, and corporate bond spreads remained favorable.
  The Fund’s strongest relative returns were driven by overweight exposures to high yield and investment-grade corporates and asset-backed securities.
  Within high yield, overweight positions in the energy, capital goods and consumer cyclical sectors were strong drivers, as were positions in CLOs, non-agency mortgage-backed securities and non-traditional asset-backed securities.
  Security selection within emerging markets was the most significant detractor from the Fund’s relative performance, followed by high yield holdings in communications and technology.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2016 through July 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	0.69%	1.55%	1.78%
without Sales Charge	3.27%	2.08%	2.04%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	2.71%	-0.40%	1.35%
ICE BofA 1-5 Year U.S. Corporate & Government Index	3.05%	1.68%	1.97%
Periods prior to the inception date of the Fund’s Class A shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$79	364	$0	56.77%
Portfolio Holdings (as of 7/31/26 )
Sector Allocation (Based on Net Assets)

Asset Backed Securities
18.1%
Financial
17.6%
Consumer, Cyclical
11.7%
Energy
9.3%
Government
8.4%
Mortgage Securities
7.2%
Consumer, Non-cyclical
5.9%
Utilities
5.1%
Collateralized Loan Obligations
4.4%
Investment Companies
4.2%
Industrial
3.4%
Communications
3.3%
Basic Materials
2.4%
Technology
1.9%
Net Other Assets and Liabilities
-2.9%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
60.5%
Asset-Backed Securities
18.4%
U.S. Treasury Securities
8.1%
Commercial Mortgage-Backed
6.1%
Collateralized Loan Obligations
4.4%
Investment Companies
4.2%
U.S. Government Agencies Collateralized Mortgage Obligations
0.8%
Foreign Governmental
0.3%
U.S. Government Agencies Mortgage-Backed
0.0%*
Futures
-0.1%
Net Other Assets and Liabilities
-2.7%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6330AR0726

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2026
Class D – DSTIX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$61	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2026, the Fund’s Class D shares returned 3.44%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 3.05% for the same period.
What affected the Fund’s performance?
  The short-term bond market generated positive returns over the reporting period, as short-term interest rates declined amid U.S. Federal Reserve easing, and corporate bond spreads remained favorable.
  The Fund’s strongest relative returns were driven by overweight exposures to high yield and investment-grade corporates and asset-backed securities.
  Within high yield, overweight positions in the energy, capital goods and consumer cyclical sectors were strong drivers, as were positions in CLOs, non-agency mortgage-backed securities and non-traditional asset-backed securities.
  Security selection within emerging markets was the most significant detractor from the Fund’s relative performance, followed by high yield holdings in communications and technology.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2016 through July 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/26 )
Share Class	1YR	5YR	10YR
Class D	3.44%	2.21%	2.10%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	2.71%	-0.40%	1.35%
ICE BofA 1-5 Year U.S. Corporate & Government Index	3.05%	1.68%	1.97%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$79	364	$0	56.77%
Portfolio Holdings (as of 7/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0083AR0726

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2026
Class I – BYSIX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2026, the Fund’s Class I shares returned 3.65%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 3.05% for the same period.
What affected the Fund’s performance?
  The short-term bond market generated positive returns over the reporting period, as short-term interest rates declined amid U.S. Federal Reserve easing, and corporate bond spreads remained favorable.
  The Fund’s strongest relative returns were driven by overweight exposures to high yield and investment-grade corporates and asset-backed securities.
  Within high yield, overweight positions in the energy, capital goods and consumer cyclical sectors were strong drivers, as were positions in CLOs, non-agency mortgage-backed securities and non-traditional asset-backed securities.
  Security selection within emerging markets was the most significant detractor from the Fund’s relative performance, followed by high yield holdings in communications and technology.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2016 through July 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/26 )
Share Class	1YR	5YR	10YR
Class I	3.65%	2.40%	2.20%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	2.71%	-0.40%	1.35%
ICE BofA 1-5 Year U.S. Corporate & Government Index	3.05%	1.68%	1.97%
Periods prior to the inception date of the Fund’s Class I shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$79	364	$0	56.77%
Portfolio Holdings (as of 7/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4136AR0726

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2026
Class Y – BYSYX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2026, the Fund’s Class Y shares returned 3.54%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 3.05% for the same period.
What affected the Fund’s performance?
  The short-term bond market generated positive returns over the reporting period, as short-term interest rates declined amid U.S. Federal Reserve easing, and corporate bond spreads remained favorable.
  The Fund’s strongest relative returns were driven by overweight exposures to high yield and investment-grade corporates and asset-backed securities.
  Within high yield, overweight positions in the energy, capital goods and consumer cyclical sectors were strong drivers, as were positions in CLOs, non-agency mortgage-backed securities and non-traditional asset-backed securities.
  Security selection within emerging markets was the most significant detractor from the Fund’s relative performance, followed by high yield holdings in communications and technology.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2016 through July 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/26 )
Share Class	1YR	5YR	10YR
Class Y	3.54%	2.38%	2.19%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	2.71%	-0.40%	1.35%
ICE BofA 1-5 Year U.S. Corporate & Government Index	3.05%	1.68%	1.97%
Periods prior to the inception date of the Fund’s Class Y shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$79	364	$0	56.77%
Portfolio Holdings (as of 7/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0581AR0726

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,630 in 2025 and $45,630 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,811 in 2025 and $18,457 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,367 in

2025 and $1,265 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,564,639 in 2025 and $3,796,562. in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
July 31, 2026

Class	Ticker
A	BYSAX
D	DSTIX
I	BYSIX
Y	BYSYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 18.4%
Asset-Backed Certificates — 10.9%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	239,610	234,581
Affirm Asset Securitization Trust, Ser. 2025-X2, Cl. C(b)	4.93	10/15/2030	100,000	100,076
Affirm Master Trust, Ser. 2025-1A, Cl. C(b)	5.28	2/15/2033	200,000	200,260
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	99,286
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	543,180
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	71,040	70,321
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	84,103	83,425
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2037	185,000	183,776
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	16,641	16,663
Castlelake Aircraft Structured Trust, Ser. 2026-1A, Cl. A(b)	5.07	3/15/2051	243,063	238,335
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	251,682	198,499
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	76,684	71,799
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	119,546	111,750
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	100,000	99,262
Concord Music Royalties LLC, Ser. 2025-1A, Cl. A2(b)	5.51	7/20/2075	110,000	110,128
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	82,222	81,526
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	65,000	65,410
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	100,000	100,256
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	348,009
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	266,596
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	81,000	80,281
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	271,000	261,363
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(b)	5.20	5/20/2056	75,508	75,101
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,163	263,175
Foundation Finance Trust, Ser. 2021-2A, Cl. A(b)	2.19	1/15/2042	54,400	51,894
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	35,113	35,208
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. B(b)	5.20	5/15/2041	100,000	99,480
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	93,246	94,225
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	24,858	24,680
LMDV Issuer Co. LLC, Ser. 2025-1A, Cl. A2(b)	5.31	12/15/2055	266,000	264,465
Lohrasp Enterprise II LLC, Ser. 2026-1A, Cl. A21(b)	5.51	7/17/2056	150,000	149,875
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	226,188	221,592
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	61,472	61,444
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	43,568	42,947
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	23,494	23,463
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)	1.75	9/14/2035	133,291	131,996
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(b)	4.47	1/18/2033	100,000	99,736
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	100,000	100,881
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	100,000	100,161
Retained Vantage Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	5.05	9/15/2048	96,000	94,084
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. A3(b)	5.11	11/21/2033	100,000	100,721
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	175,000	169,002
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	117,244	116,566
Summit Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.21	11/20/2055	146,012	143,968
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2I(b)	4.82	8/25/2055	128,337	125,988
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)	2.10	9/20/2045	247,006	232,319

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 18.4% (continued)
Asset-Backed Certificates — 10.9% (continued)
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)	1.68	2/20/2046		198,333	186,796
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)	1.83	11/19/2050		49,488	48,515
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)	2.15	6/19/2051		240,870	235,234
TRP LLC, Ser. 2021-1, Cl. A(b)	2.07	6/19/2051		244,900	238,714
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046		250,000	248,703
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)	1.99	9/15/2045		414,000	397,455
Vantage Data Centers LLC, Ser. 2025-1A, Cl. A2(b)	5.13	8/15/2055		30,000	29,284
Verizon Master Trust, Ser. 2025-1, Cl. C	5.09	1/21/2031		146,000	146,584
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)	4.29	10/16/2028		140,425	140,441
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055		114,425	111,211
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/20/2032		57,777	57,925
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055		297,854	300,155
					8,528,770
Asset-Backed Certificates/Auto Receivables — 6.5%
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033		175,787	174,964
American Credit Acceptance Receivables Trust, Ser. 2024-4, Cl. C(b)	4.91	8/12/2031		309,376	309,818
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030		96,000	96,608
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)	5.44	2/22/2028		385,000	386,494
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029		100,000	100,769
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028		59,000	59,318
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028		42,196	42,162
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C	1.07	3/10/2028		21,599	21,322
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B	1.98	2/10/2028		125,000	124,040
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C	5.54	11/10/2028		238,000	239,947
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032		108,000	106,515
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035		16,573	16,587
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)	5.11	4/17/2028		30,882	30,956
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029		73,000	72,818
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C	5.70	7/16/2029		81,000	81,475
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031		436,000	438,360
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031		114,000	113,130
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	5.40	9/15/2028	CAD	345,913	249,134
Ford Credit Auto Owner Trust, Ser. 2023-1, Cl. D(b)	6.26	8/15/2035		240,000	243,135
GMF Floorplan Owner Revolving Trust, Ser. 2024-3A, Cl. B(b)	4.92	11/15/2028		200,000	200,323
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028		166,120	166,457
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)	5.22	2/17/2032		186,366	187,514
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037		150,000	151,228
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030		38,222	38,318
Oscar US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028		11,580	11,573
Oscar US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028		62,750	62,806
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032		46,000	45,378
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028		22,717	22,744
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031		265,000	266,368
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. C	5.06	5/15/2031		224,000	225,320
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032		31,000	30,749
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031		97,776	98,266
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029		31,543	31,640
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028		44,091	44,277
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027		37,694	37,736
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032		22,671	22,769

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 18.4% (continued)
Asset-Backed Certificates/Auto Receivables — 6.5% (continued)
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	114,000	113,804
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	6,359	6,362
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	108,656	108,802
Yamaha Motor Master Trust II, Ser. 2026-A, Cl. C(b)	4.89	4/15/2031	342,000	338,481
				5,118,467
Asset-Backed Certificates/Credit Cards — .1%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	100,528
Asset-Backed Certificates/Home Equity Loans — .6%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)(b),(c)	5.22	8/25/2054	184,834	185,644
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	155,868	156,215
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	121,176	121,646
				463,505
Commercial Mortgage Pass-Through Certificates — .3%
US Bank NA, Ser. 2026-SUP1, Cl. B1(b)	5.50	6/27/2033	228,826	228,807
Total Asset-Backed Securities (cost $14,519,982)				14,440,077
Collateralized Loan Obligations — 4.4%
Collateralized Loan Obligations Debt — 4.4%
Cerberus Loan Funding XL LLC, Ser. 2023-1A, Cl. AR, (3 Month TSFR +1.60%)(b),(c)	5.35	3/22/2035	250,000	250,000
Fortress Credit Opportunities XXXI Ltd. CLO, Ser. 2025-31A, Cl. A1, (3 Month TSFR +1.50%)(b),(c)	5.23	7/20/2033	160,825	160,904
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.13	7/20/2033	102,817	102,901
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)(b),(c)	4.63	7/20/2037	31,250	31,252
Great Lakes IX Ltd. CLO, Ser. 2025-9A, Cl. A1, (3 Month TSFR +1.55%)(b),(c)	5.30	1/15/2039	250,000	250,158
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.89	4/15/2039	250,000	249,582
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month TSFR +1.05%)(b),(c)	4.80	4/17/2034	314,306	314,746
MCF CLO VIII Ltd., Ser. 2018-1A, Cl. X, (3 Month TSFR +1.10%)(b),(c)	4.85	7/18/2038	250,000	250,182
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.564%)(b),(c)	5.23	10/16/2036	500,000	500,200
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)(b),(c)	5.42	2/19/2037	375,000	375,391
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.80	4/15/2034	246,612	246,885
PFP Ltd., Ser. 2025-12, Cl. A, (1 Month TSFR +1.489%)(b),(c)	5.16	12/18/2042	250,000	251,368
Regatta XX Funding Ltd., Ser. 2021-2A, Cl. AR, (3 Month TSFR +1.18%)(b),(c)	4.93	1/15/2038	250,000	249,774
RIN IV Ltd., Ser. 2021-1A, Cl. A1R, (3 Month TSFR +1.35%)(b),(c)	5.08	10/20/2038	250,000	249,131
Total Collateralized Loan Obligations (cost $3,479,685)				3,482,474
Commercial Mortgage-Backed — 6.1%
Commercial Mortgage Pass-Through Certificates — 6.1%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	221,111	219,121
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	36,935	36,709
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	104,022	102,763
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	432,025
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	72,950	72,934
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	43,514	43,232
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.664%)(b),(c)	5.34	8/15/2038	426,060	382,549

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 6.1% (continued)
Commercial Mortgage Pass-Through Certificates — 6.1% (continued)
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.08	2/15/2043	100,000	100,414
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.014%)(b),(c)	4.69	8/15/2036	450,000	417,113
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	62,994	62,971
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	61,443	61,296
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A3(b)	5.89	8/25/2070	174,412	174,314
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	24,333	24,416
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	24,333	24,412
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	78,457	78,840
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	68,483	68,252
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	79,440	79,233
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/25/2070	92,757	91,724
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A3(b)	5.60	3/25/2071	244,435	243,036
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	143,000	142,183
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	100,000	101,406
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	240,066	239,524
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	100,000	99,885
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	117,539	112,395
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	362,900	324,006
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	81,876	81,739
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	180,114	179,683
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	100,000	101,766
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	86,497	82,991
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	98,780	98,595
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	57,359	57,376
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	129,537	128,667
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	86,253	81,739
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	140,071	140,226
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	67,600	63,977
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	68,007	68,101
Total Commercial Mortgage-Backed (cost $4,950,402)				4,819,613
Corporate Bonds and Notes — 60.5%
Advertising — .3%
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(b)	7.38	2/15/2031	240,000	248,458
Aerospace & Defense — .4%
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	354,644
Agriculture — .5%
Philip Morris International, Inc., Sr. Unscd. Notes	4.00	10/29/2030	446,000	430,983
Airlines — .9%
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	386,744
Delta Air Lines, Inc., Sr. Unscd. Notes	4.95	7/10/2028	352,000	352,557
				739,301
Automobiles & Components — 3.8%
BMW US Capital LLC, Gtd. Notes(b)	4.50	8/11/2030	202,000	197,909
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	276,431
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	245,000	246,643
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	230,000	232,570
Forvia SE, Sr. Unscd. Notes(b),(d)	8.00	6/15/2030	320,000	336,514
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	395,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 60.5% (continued)
Automobiles & Components — 3.8% (continued)
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.05	4/4/2028	436,000	437,954
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	220,000	220,679
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(d)	6.63	7/15/2030	430,000	416,090
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	4.85	9/11/2030	200,000	196,837
				2,957,327
Banks — 6.0%
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	324,732
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	455,000	427,590
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	213,000	217,327
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	277,258
ING Groep NV, Sr. Unscd. Notes	4.80	3/23/2032	260,000	255,532
M&T Bank Corp., Sr. Unscd. Notes	5.18	7/8/2031	174,000	174,200
Morgan Stanley, Sr. Unscd. Notes(d)	5.12	2/1/2029	462,000	464,136
Morgan Stanley, Sub. Notes	3.95	4/23/2027	310,000	308,818
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	346,994
State Street Corp., Jr. Sub. Notes, Ser. I(d),(e)	6.70	3/15/2029	236,000	241,419
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	420,000	420,876
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.24	7/21/2032	394,000	393,310
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	444,349
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	46,000	44,920
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	418,000	419,677
				4,761,138
Building Materials — .7%
Builders FirstSource, Inc., Gtd. Notes(b)	5.00	3/1/2030	300,000	290,992
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	299,801
				590,793
Chemicals — 1.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	349,332
Celanese US Holdings LLC, Gtd. Notes(d)	7.17	7/15/2027	213,000	215,393
LYB International Finance III LLC, Gtd. Notes(d)	5.13	1/15/2031	59,000	58,577
The Dow Chemical Company, Sr. Unscd. Notes(d)	4.80	1/15/2031	217,000	213,337
The Mosaic Company, Sr. Unscd. Notes	4.60	11/15/2030	114,000	112,040
				948,679
Commercial & Professional Services — 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.75	7/15/2027	140,000	140,060
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(d)	8.25	1/15/2030	250,000	253,841
Block, Inc., Sr. Unscd. Notes(b)	5.63	8/15/2030	213,000	212,029
Global Payments, Inc., Sr. Unscd. Notes	4.55	3/15/2028	362,000	359,703
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	15,000	14,861
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	422,642
Sunbelt Rentals Holdings, Inc., Gtd. Notes(b),(d)	4.95	8/12/2030	69,000	68,463
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	195,403
				1,667,002
Consumer Discretionary — 5.2%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	435,164
Carnival Corp. Ltd., Gtd. Notes(b)	5.13	5/1/2029	441,000	437,801
Cinemark USA, Inc., Gtd. Notes(b)	5.25	7/15/2028	235,000	233,517
D.R. Horton, Inc., Gtd. Notes(d)	4.85	10/15/2030	427,000	425,209
Flutter Treasury DAC, Sr. Scd. Bonds(b),(d)	5.88	6/4/2031	200,000	197,114

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 60.5% (continued)
Consumer Discretionary — 5.2% (continued)
KB Home, Gtd. Notes	4.80	11/15/2029	225,000	218,328
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	452,590
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	210,000	211,984
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	490,089
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	219,000	209,437
Penn Entertainment, Inc., Gtd. Notes(b),(d)	6.75	4/1/2031	150,000	150,608
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	593,363
				4,055,204
Consumer Durables & Apparel — .3%
Levi Strauss & Co., Sr. Unscd. Notes(b),(d)	3.50	3/1/2031	275,000	253,993
Consumer Staples — .4%
The Clorox Company, Sr. Unscd. Notes	4.70	5/15/2031	314,000	309,082
Diversified Financials — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.38	11/15/2030	150,000	145,990
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	452,000
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	158,000	156,294
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.25	3/15/2030	430,000	429,257
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	239,000	235,562
Ares Capital Corp., Sr. Unscd. Notes(d)	5.25	4/12/2031	145,000	140,191
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	273,000	261,105
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	5/15/2031	214,000	209,637
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	360,000	340,055
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	99,000	96,534
Lseg US Fin Corp., Gtd. Notes(b)	4.50	3/23/2031	260,000	253,817
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b),(d)	5.20	3/27/2028	188,000	188,325
				2,908,767
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.20	2/1/2029	60,000	58,924
Energy — 9.3%
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	200,000	203,155
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	215,000	212,705
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	209,000	215,182
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	228,000	228,086
CVR Energy, Inc., Gtd. Notes(b)	7.50	2/15/2031	218,000	220,985
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000	458,711
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	664,000	667,821
Hess Midstream Operations LP, Gtd. Notes(b)	5.88	3/1/2028	268,000	269,472
Hess Midstream Operations LP, Gtd. Notes(b)	6.50	6/1/2029	66,000	67,331
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	400,000	414,188
Kinetik Holdings LP, Sr. Unscd. Notes(b)	6.63	12/15/2028	285,000	289,902
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	250,000	259,675
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	87,000	85,909
Petroleos del Peru SA, Sr. Unscd. Notes(b),(d)	4.75	6/19/2032	200,000	171,752
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes(d)	4.70	1/15/2031	53,000	52,115
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	200,000	200,027
Rio Grande LNG LLC, Sr. Scd. Notes(b)	5.25	6/30/2031	212,000	209,449
SM Energy Co., Gtd. Notes(b)	6.75	8/1/2029	341,000	346,128
SM Energy Co., Gtd. Notes(b)	8.75	7/1/2031	165,000	172,587
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	176,000	176,325
Sunoco LP, Gtd. Notes(b)	5.38	7/15/2031	242,000	237,517

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 60.5% (continued)
Energy — 9.3% (continued)
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	79,000	78,019
Sunoco LP, Sr. Unscd. Notes(b)	5.88	7/15/2027	250,000	250,227
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	275,000	273,348
Valero Energy Corp., Sr. Unscd. Notes	5.15	2/15/2030	178,000	179,424
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	6.25	1/15/2030	245,000	249,710
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	668,000	679,020
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	428,000	422,695
				7,291,465
Food Products — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.50	3/31/2031	423,000	406,977
Post Holdings, Inc., Gtd. Notes(b)	4.50	9/15/2031	200,000	185,465
Sysco Corp., Gtd. Notes	4.40	7/25/2031	273,000	263,786
US Foods, Inc., Gtd. Notes(b)	6.88	9/15/2028	419,000	427,930
				1,284,158
Health Care — 1.2%
Avantor Funding, Inc., Gtd. Notes(b)	4.63	7/15/2028	310,000	305,915
Baxter International, Inc., Sr. Unscd. Notes	4.90	12/15/2030	105,000	103,063
Bayer US Finance LLC, Gtd. Notes(b)	5.13	7/20/2031	200,000	198,315
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	113,000	113,096
HCA, Inc., Gtd. Notes	4.30	11/15/2030	200,000	193,917
				914,306
Industrial — .9%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000	273,191
HTA Group Ltd., Gtd. Bonds(b)	6.75	4/1/2031	200,000	201,812
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(d)	5.25	7/15/2027	200,000	200,109
				675,112
Information Technology — 1.5%
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	200,000	181,650
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	198,000	194,557
Oracle Corp., Sr. Unscd. Notes	4.45	9/26/2030	443,000	418,277
Paychex, Inc., Sr. Unscd. Notes(d)	5.10	4/15/2030	112,000	112,117
Salesforce, Inc., Sr. Unscd. Notes	4.65	3/15/2029	264,000	262,902
				1,169,503
Insurance — 1.3%
Allianz SE, Jr. Sub. Bonds(b),(d),(e)	3.20	10/30/2027	400,000	383,872
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	35,000	34,971
Brown & Brown, Inc., Sr. Unscd. Notes	4.90	6/23/2030	92,000	91,191
Corebridge Global Funding, Scd. Notes(b)	4.90	12/3/2029	485,000	482,933
				992,967
Internet Software & Services — .6%
eBay, Inc., Sr. Unscd. Notes	4.25	3/6/2029	182,000	179,684
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030	315,000	305,382
				485,066
Materials — .7%
Amcor Flexibles North America, Inc., Gtd. Notes(d)	5.10	3/17/2030	299,000	300,236
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	250,000	236,701
				536,937
Media — 1.4%
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	271,000	267,272

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 60.5% (continued)
Media — 1.4% (continued)
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027		416,000	415,672
Sirius XM Radio LLC, Gtd. Notes(b)	5.88	4/15/2032		107,000	105,068
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	5.35	7/15/2031		296,000	288,210
					1,076,222
Metals & Mining — 1.2%
Alumina Pty Ltd., Gtd. Notes(b)	6.13	3/15/2030		215,000	216,954
Constellium SE, Gtd. Notes(b)	3.75	4/15/2029		285,000	272,939
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030		187,000	187,617
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)	9.50	10/6/2028		250,000	251,632
					929,142
Real Estate — 6.6%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029		84,000	84,072
American Homes 4 Rent LP, Sr. Unscd. Notes(d)	4.95	6/15/2030		340,000	338,153
Cousins Properties LP, Gtd. Notes	5.25	7/15/2030		165,000	165,323
CubeSmart LP, Gtd. Notes	2.25	12/15/2028		230,000	217,355
Diversified Healthcare Trust, Sr. Scd. Notes(b)	7.25	10/15/2030		225,000	230,879
Fibra SOMA Trust, Sr. Unscd. Notes(b)	4.38	7/22/2031		210,000	190,346
Healthcare Realty Holdings LP, Gtd. Notes(d)	2.00	3/15/2031		300,000	261,071
Highwoods Realty LP, Sr. Unscd. Notes	4.13	3/15/2028		275,000	271,250
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029		225,000	219,682
Iron Mountain, Inc., Gtd. Notes(b)	5.25	7/15/2030		345,000	337,335
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.50	4/1/2027		340,000	339,762
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(b)	7.00	2/1/2030		222,000	225,743
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031		500,000	432,275
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031		95,000	85,342
SBA Tower Trust, Asset Backed Notes(b)	1.84	4/15/2027		500,000	490,148
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	5.88	8/15/2029		80,000	80,185
Store Capital LLC, Sr. Unscd. Notes	5.40	4/30/2030		210,000	210,368
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029		430,000	426,131
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028		78,000	77,826
Vornado Realty LP, Sr. Unscd. Notes(d)	3.40	6/1/2031		225,000	204,792
WPC Eurobond BV, Gtd. Notes	1.35	4/15/2028	EUR	300,000	334,388
					5,222,426
Retailing — 1.5%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)	4.00	10/15/2030		445,000	418,436
Asbury Automotive Group, Inc., Gtd. Notes(b)	4.63	11/15/2029		535,000	519,181
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030		282,000	278,147
					1,215,764
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.60	3/23/2029		87,000	86,515
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026		220,000	218,793
					305,308
Telecommunication Services — 1.0%
ELK Grove Village Property LLC, Sr. Scd. Notes(b),(d)	7.50	6/15/2031		77,000	74,266
Millicom International Cellular SA, Sr. Unscd. Notes(b)	5.13	1/15/2028		495,000	490,916
STC Sukuk Co. II Ltd., Sr. Unscd. Notes(b)	4.49	1/15/2031		215,000	209,489
					774,671

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 60.5% (continued)
Transportation — .6%
Fedex Freight Holding Co., Inc., Gtd. Notes(b)	4.65	3/15/2031		102,000	99,347
Ryder System, Inc., Sr. Unscd. Notes	4.85	6/15/2030		338,000	337,207
					436,554
Utilities — 5.1%
Duke Energy Florida LLC, First Mortgage Bonds	4.20	12/1/2030		70,000	68,182
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028		457,000	464,269
Enel Finance International NV, Gtd. Notes(b)	4.38	9/30/2030		356,000	347,056
Enel Finance International NV, Gtd. Notes(b)	5.13	6/26/2029		200,000	201,476
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027		400,000	398,025
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028		230,000	232,070
NRG Energy, Inc., Sr. Scd. Notes(b)	4.96	4/30/2031		335,000	327,688
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056		96,000	95,050
PG&E Corp., Sr. Scd. Notes(d)	5.25	7/1/2030		170,000	167,265
Pinnacle West Capital Corp., Sr. Unscd. Notes	4.90	5/15/2028		76,000	76,257
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030		167,000	168,184
Spire, Inc., Sr. Unscd. Notes(d)	4.60	9/1/2031		242,000	235,746
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028		500,000	504,271
Vistra Operations Co. LLC, Gtd. Notes(b)	4.60	10/15/2030		115,000	111,978
Vistra Operations Co. LLC, Gtd. Notes(b)	4.70	1/31/2031		138,000	134,588
Vistra Operations Co. LLC, Gtd. Notes(b)	5.00	7/31/2027		500,000	500,065
					4,032,170
Total Corporate Bonds and Notes (cost $47,750,369)					47,626,066
Foreign Governmental — .3%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	10.00	1/1/2029	BRL	1,000	182
Colombia, Sr. Unscd. Bonds	7.38	4/25/2030		206,000	215,888
Total Foreign Governmental (cost $205,330)					216,070
U.S. Government Agencies Collateralized Mortgage Obligations — .8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)	1.00	7/15/2039		178,603	165,349
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)	2.50	5/25/2060		55,331	50,625
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)	3.50	11/25/2028		39,480	38,484
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)	3.00	3/25/2033		8,914	8,814
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051		336,226	335,423
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $614,344)					598,695

U.S. Government Agencies Mortgage-Backed — .0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029(f)	21,701	21,299
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031	757	784
7.50%, 11/20/2029-12/20/2030	662	678
Total U.S. Government Agencies Mortgage-Backed (cost $23,344)		22,761

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
U.S. Treasury Securities — 8.1%
U.S. Treasury Notes	3.75	5/15/2028	1,400,000	1,387,641
U.S. Treasury Notes	3.88	4/30/2031	950,000	928,087
U.S. Treasury Notes(d)	4.00	2/29/2028	1,000,000	996,250
U.S. Treasury Notes	4.25	1/15/2028	750,000	750,088
U.S. Treasury Notes	4.25	2/15/2028	1,825,000	1,825,107
U.S. Treasury Notes	4.63	9/15/2026	500,000	500,493
Total U.S. Treasury Securities (cost $6,410,944)				6,387,666

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $827,196)	3.70	827,196	827,196
Investment of Cash Collateral for Securities Loaned — 3.1%
Registered Investment Companies — 3.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $2,426,204)	3.70	2,426,204	2,426,204
Total Investments (cost $81,207,800)		102.8%	80,846,822
Liabilities, Less Cash and Receivables		(2.8%)	(2,166,367)
Net Assets		100.0%	78,680,455

BRL—Brazilian Real
CAD—Canadian Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $43,758,930 or 55.6% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $6,134,915 and the value of the collateral was
$6,338,148, consisting of cash collateral of $2,426,204 and U.S. Government & Agency securities valued at $3,911,944.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 7/31/2025	Purchases ($)†	Sales ($)	Value ($) 7/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	983,199	37,336,148	(37,492,151)	827,196	29,339
Investment of Cash Collateral for Securities Loaned - 3.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	2,624,959	25,013,030	(25,211,785)	2,426,204	11,539††
Total - 4.2%	3,608,158	62,349,178	(62,703,936)	3,253,400	40,878

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	51	9/30/2026	10,519,452	10,486,078	(33,374)
5 Year U.S. Treasury Note	52	9/30/2026	5,553,522	5,510,781	(42,741)
Futures Short
10 Year U.S. Treasury Note	4	9/21/2026	435,868	432,000	3,868
Euro-Schatz	3	9/8/2026	366,023(a)	364,816	1,207
Five-Year Government of Canada Bond	2	9/18/2026	159,831(a)	159,675	156
Ultra 10 Year U.S. Treasury Note	3	9/21/2026	332,786	329,109	3,677
Gross Unrealized Appreciation					8,908
Gross Unrealized Depreciation					(76,115)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Canadian Dollar	77,000	United States Dollar	54,693	8/6/2026	248
BNP Paribas Corp.
United States Dollar	404,467	Euro	353,000	8/6/2026	(2,691)
Goldman Sachs & Co. LLC
United States Dollar	295,056	Canadian Dollar	419,000	8/6/2026	(3,910)
Gross Unrealized Appreciation					248
Gross Unrealized Depreciation					(6,601)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $6,134,915)—Note 1(c):
Unaffiliated issuers	77,954,400	77,593,422
Affiliated issuers	3,253,400	3,253,400
Cash denominated in foreign currency	51,005	52,409
Cash collateral held by broker—Note 4		191,280
Dividends, interest and securities lending income receivable		761,414
Receivable for shares of Common Stock subscribed		1,516
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		248
Prepaid expenses		40,789
		81,894,478
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		29,655
Cash overdraft due to Custodian		20,945
Liability for securities on loan—Note 1(c)		2,426,204
Payable for investment securities purchased		496,741
Payable for shares of Common Stock redeemed		87,383
Payable for futures variation margin—Note 4		25,206
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		6,601
Directors’ fees and expenses payable		950
Other accrued expenses		120,338
		3,214,023
Net Assets ($)		78,680,455
Composition of Net Assets ($):
Paid-in capital		95,761,729
Total distributable earnings (loss)		(17,081,274)
Net Assets ($)		78,680,455

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	2,116,506	69,962,426	6,551,681	49,842
Shares Outstanding	220,158	7,252,468	678,542	5,165
Net Asset Value Per Share ($)	9.61	9.65	9.66	9.65
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended July 31, 2026

Investment Income ($):
Income:
Interest	4,331,091
Dividends:
Affiliated issuers	29,339
Affiliated income net of rebates from securities lending—Note 1(c)	11,539
Total Income	4,371,969
Expenses:
Management fee—Note 3(a)	253,999
Shareholder servicing costs—Note 3(b)	226,549
Professional fees	132,277
Registration fees	69,955
Pricing fees	45,872
Chief Compliance Officer fees—Note 3(b)	29,681
Shareholder and regulatory reports service fees—Note 3(b)	20,000
Prospectus and shareholders’ reports	12,808
Custodian fees—Note 3(b)	9,897
Directors’ fees and expenses—Note 3(c)	2,951
Loan commitment fees—Note 2	907
Miscellaneous	7,519
Total Expenses	812,415
Less—reduction in expenses due to undertaking—Note 3(a)	(318,331)
Net Expenses	494,084
Net Investment Income	3,877,885
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(351,386)
Net realized gain (loss) on futures	(95,140)
Net realized gain (loss) on forward foreign currency exchange contracts	41,323
Net Realized Gain (Loss)	(405,203)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(471,490)
Net change in unrealized appreciation (depreciation) on futures	(120,257)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(27,330)
Net Change in Unrealized Appreciation (Depreciation)	(619,077)
Net Realized and Unrealized Gain (Loss) on Investments	(1,024,280)
Net Increase in Net Assets Resulting from Operations	2,853,605
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2026	2025
Operations ($):
Net investment income	3,877,885	3,896,500
Net realized gain (loss) on investments	(405,203)	193,145
Net change in unrealized appreciation (depreciation) on investments	(619,077)	547,233
Net Increase (Decrease) in Net Assets Resulting from Operations	2,853,605	4,636,878
Distributions ($):
Distributions to shareholders:
Class A	(61,534)	(44,286)
Class D	(3,472,424)	(3,726,898)
Class I	(369,918)	(294,319)
Class Y	(2,423)	(2,445)
Total Distributions	(3,906,299)	(4,067,948)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,190,246	853,749
Class D	5,796,537	7,077,204
Class I	4,692,852	3,243,996
Distributions reinvested:
Class A	59,152	41,843
Class D	3,210,236	3,188,667
Class I	367,473	291,878
Cost of shares redeemed:
Class A	(143,396)	(119,487)
Class D	(14,779,097)	(23,626,203)
Class I	(6,027,515)	(2,051,199)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(5,633,512)	(11,099,552)
Total Increase (Decrease) in Net Assets	(6,686,206)	(10,530,622)
Net Assets ($):
Beginning of Period	85,366,661	95,897,283
End of Period	78,680,455	85,366,661

	Year Ended July 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a)
Shares sold	122,762	87,741
Shares issued for distributions reinvested	6,083	4,298
Shares redeemed	(14,768)	(12,313)
Net Increase (Decrease) in Shares Outstanding	114,077	79,726
Class D
Shares sold	591,478	726,982
Shares issued for distributions reinvested	328,470	326,502
Shares redeemed	(1,513,992)	(2,416,084)
Net Increase (Decrease) in Shares Outstanding	(594,044)	(1,362,600)
Class I(a)
Shares sold	478,872	332,134
Shares issued for distributions reinvested	37,553	29,861
Shares redeemed	(614,934)	(209,736)
Net Increase (Decrease) in Shares Outstanding	(98,509)	152,259

(a)	During the period ended July 31, 2026, 815 Class I shares representing $8,038 were exchanged for 820 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended July 31,
Class A Shares	2026	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.74	9.69	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)(b)	.44	.43	.36	.24	(.00 )(c)
Net realized and unrealized gain (loss) on investments	(.12 )	.07	.26	(.16 )	.00 (c)
Total from Investment Operations	.32	.50	.62	.08	.00 (c)
Distributions:
Dividends from net investment income	(.45 )	(.45 )	(.37 )	(.28 )	(.03 )
Net asset value, end of period	9.61	9.74	9.69	9.44	9.64
Total Return (%)(d)	3.27	5.24	6.70	.76	.13 (e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	.97	.99	.94	1.17 (f)
Ratio of net expenses to average net assets(g)	.65	.65 (h)	.62 (h)	.65 (h)	.65 (f)
Ratio of net investment income (loss) to average net assets(g)	4.52	4.41 (h)	3.79 (h)	2.73 (h)	(.20 )(f)
Portfolio Turnover Rate	56.77	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	2,117	1,033	255	334	1,655

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Exclusive of sales charge.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended July 31,
Class D Shares	2026	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.77	9.72	9.47	9.65	10.35
Investment Operations:
Net investment income(b)	.45	.43	.37	.26	.14
Net realized and unrealized gain (loss) on investments	(.12 )	.07	.26	(.15 )	(.67 )
Total from Investment Operations	.33	.50	.63	.11	(.53 )
Distributions:
Dividends from net investment income	(.45 )	(.45 )	(.38 )	(.29 )	(.16 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.45 )	(.45 )	(.38 )	(.29 )	(.17 )
Net asset value, end of period	9.65	9.77	9.72	9.47	9.65
Total Return (%)	3.44	5.28	6.75	1.15	(5.15)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.95	.91	.91	1.27
Ratio of net expenses to average net assets(c)	.60	.60 (d)	.57 (d)	.59 (d)	.64
Ratio of net investment income to average net assets(c)	4.56	4.45 (d)	3.84 (d)	2.79 (d)	1.43
Portfolio Turnover Rate	56.77	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	69,962	76,682	89,513	96,111	106,861

(a)	Effective May 6, 2022, Class P shares converted into Class D shares and Class P shares were terminated as a separate class of shares.
(b)	Based on average shares outstanding.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,
Class I Shares	2026	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.78	9.73	9.48	9.66	9.67
Investment Operations:
Net investment income(b)	.47	.45	.39	.28	.00 (c)
Net realized and unrealized gain (loss) on investments	(.12 )	.07	.26	(.15 )	.03
Total from Investment Operations	.35	.52	.65	.13	.03
Distributions:
Dividends from net investment income	(.47 )	(.47 )	(.40 )	(.31 )	(.04 )
Net asset value, end of period	9.66	9.78	9.73	9.48	9.66
Total Return (%)	3.65	5.50	6.96	1.36	.29 (d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.73	.67	.67	.95 (e)
Ratio of net expenses to average net assets(f)	.40	.40 (g)	.39 (g)	.39 (g)	.40 (e)
Ratio of net investment income to average net assets(f)	4.76	4.66 (g)	4.03 (g)	2.99 (g)	.20 (e)
Portfolio Turnover Rate	56.77	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	6,552	7,600	6,078	6,372	5,973

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended July 31,
Class Y Shares	2026	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.78	9.72	9.48	9.65	9.67
Investment Operations:
Net investment income(b)	.47	.45	.39	.28	.01
Net realized and unrealized gain (loss) on investments	(.13 )	.08	.24	(.14 )	.01
Total from Investment Operations	.34	.53	.63	.14	.02
Distributions:
Dividends from net investment income	(.47 )	(.47 )	(.39 )	(.31 )	(.04 )
Net asset value, end of period	9.65	9.78	9.72	9.48	9.65
Total Return (%)	3.54	5.61	6.84	1.46	.19 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.79	.68	.69	.95 (d)
Ratio of net expenses to average net assets(e)	.40	.40 (f)	.37 (f)	.39 (f)	.40 (d)
Ratio of net investment income to average net assets(e)	4.76	4.65 (f)	4.04 (f)	2.99 (f)	.58 (d)
Portfolio Turnover Rate	56.77	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	50	50	50	49	50

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear shareholder services plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of July 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	14,440,077	—	14,440,077
Collateralized Loan Obligations	—	3,482,474	—	3,482,474
Commercial Mortgage-Backed	—	4,819,613	—	4,819,613
Corporate Bonds and Notes	—	47,626,066	—	47,626,066
Foreign Governmental	—	216,070	—	216,070
U.S. Government Agencies Collateralized Mortgage Obligations	—	598,695	—	598,695
U.S. Government Agencies Mortgage-Backed	—	22,761	—	22,761
U.S. Treasury Securities	—	6,387,666	—	6,387,666

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Investment Companies	3,253,400	—	—	3,253,400
	3,253,400	77,593,422	—	80,846,822
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	248	—	248
Futures††	8,908	—	—	8,908
	8,908	248	—	9,156
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(6,601)	—	(6,601)
Futures††	(76,115)	—	—	(76,115)
	(76,115)	(6,601)	—	(82,716)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended July 31, 2026, BNY earned $1,571 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of July 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,134,915
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,134,915)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and

NOTES TO FINANCIAL STATEMENTS (continued)
the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Portfolio Turnover Risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended July 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended July 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At July 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $20,984, accumulated capital and other losses $16,670,053 and unrealized depreciation $432,205.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2026. The fund has $5,443,104 of short-term capital losses and $11,226,947 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended July 31, 2026 and July 31, 2025 were as follows: ordinary income $3,906,299 and $4,067,948, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior

NOTES TO FINANCIAL STATEMENTS (continued)
Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2025 through December 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after December 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $318,331 during the period ended July 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended July 31, 2026, Class A and Class D shares were charged $3,376 and $151,090, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2026, the fund was charged $31,468 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2026, the fund was charged $9,897 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2026, the fund was charged $2,903 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended July 31, 2026, the fund was charged $29,681 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended July 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $20,026, Shareholder Services Plan fees of $12,309, Custodian fees of $4,800, Chief Compliance Officer fees of $2,388, Transfer Agent fees of $7,518, checkwriting fees of $250 and shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $25,969.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended July 31, 2026, amounted to $46,814,173 and $50,537,479, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended July 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and

NOTES TO FINANCIAL STATEMENTS (continued)
the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at July 31, 2026 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of July 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	8,908 (1)	Interest Rate Risk	(76,115)(1)
Foreign Exchange Risk	248 (2)	Foreign Exchange Risk	(6,601)(2)
Gross fair value of derivative contracts	9,156		(82,716)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended July 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Total
Interest Rate	(95,140)	-	(95,140)
Foreign Exchange	-	41,323	41,323
Total	(95,140)	41,323	(53,817)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Forward Contracts(4)	Total
Interest Rate	(120,257)	-	(120,257)
Foreign Exchange	-	(27,330)	(27,330)
Total	(120,257)	(27,330)	(147,587)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At July 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	8,908	(76,115)
Forward contracts	248	(6,601)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	9,156	(82,716)
Derivatives not subject to Master Agreements	(8,908)	76,115
Total gross amount of assets and liabilities subject to Master Agreements	248	(6,601)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of July 31, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Barclays Capital, Inc.	248	-	-	248

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
BNP Paribas Corp.	(2,691)	-	-	(2,691)
Goldman Sachs & Co. LLC	(3,910)	-	-	(3,910)
Total	(6,601)	-	-	(6,601)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended July 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	17,509,789
Interest Rate Futures Short	1,267,641
Forward Contracts:
Forward Contracts Purchased in USD	21,916
Forward Contracts Sold in USD	840,842
At July 31, 2026, the cost of investments for federal income tax purposes was $81,283,101; accordingly, accumulated net unrealized depreciation on investments was $436,279, consisting of $371,053 gross unrealized appreciation and $807,332 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Investment Funds VII, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Investment Funds VII, Inc. (the “Company”) (comprised of the sole fund BNY Mellon Short Term Income Fund (the “Fund”)), including the schedule of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Investment Funds VII, Inc.) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
September 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 77.39% of ordinary income dividends paid during the fiscal period ended July 31, 2026 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $32,632.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0083NCSRAR0726

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 17, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: September 17, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)